Property, Plant and Equipment - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 EUR (€) Store	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Gain on disposals of property, plant and equipment	€ 4,522,000	€ 3,000	€ 4,000
Property, plant and equipment temporarily idle	3,987,000	4,744,000
Property subject to mortgage	24,631	32,231,000
Impairment loss		0
Residual net value	6,624,000
Impairment reversal	€ 0	€ 143,000
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal growth rate	0.02
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal growth rate	0
United States of America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of stores | Store	3
Italy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of stores | Store	4
Italian upholstered furniture plant CGU's [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	9.79%
Long-term growth rate	1.98%
Annual sales growth rate for 2026	(13.03%)
Annual sales growth rate (average of 2027-2030 period)	6.30%
Impairment loss	€ 4,200,000
Directly operated retail stores CGUs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	€ 272,000
Directly operated retail stores CGUs [member] | United States of America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	9.39%
Long-term growth rate	2.56%
Annual sales growth rate for 2026	(7.71%)
Annual sales growth rate (average of 2027-2030 period)	3.55%
Directly operated retail stores CGUs [member] | Italy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	9.79%
Long-term growth rate	1.98%
Annual sales growth rate for 2026	(0.31%)
Annual sales growth rate (average of 2027-2030 period)	2.43%
Directly operated retail stores CGUs [member] | Spain [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	9.09%
Long-term growth rate	2.13%
Annual sales growth rate for 2026	(0.33%)
Annual sales growth rate (average of 2027-2030 period)	1.36%
Directly operated retail stores CGUs [member] | United Kingdom [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	9.05%
Long-term growth rate	2.87%
Annual sales growth rate for 2026	3.45%
Annual sales growth rate (average of 2027-2030 period)	4.16%
Machinery and Equipment [Member] | Italian upholstered furniture plant CGU's [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	€ 2,300,000
Software [Member] | Italian upholstered furniture plant CGU's [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	€ 1,900,000